Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000	500,000
Ordinary Shares, Issued	130,040	124,572
Ordinary Shares, outstanding	130,040	124,572